Related Party Transaction	9 Months Ended
Jun. 30, 2015
Notes to Financial Statements
Note 3 - Related Party Transaction

During the nine months ended June 30, 2015, the Company borrowed $52,500 from Lori Glauser, our COO, for working capital. The total amount owed is $62,500 as of June 30, 2015. The loan is at 0% interest and is to be repaid by September 30, 2015.

During the quarter, June 30, 2015, $14,000 was paid Newport Commercials Advisors (NCA) for management consulting services, a company which is owned 100% by William Waldrop, our CEO. Under terms of the agreement, NCA will be paid $5,000 per month during the duration of the agreement.

During the quarter, June 30, 2015, the Company continued to provide consulting with Libra Wellness Center, LLC, of which Lori J. Glauser, our COO, is a minority (4%) owner. During the quarter the Company provided management consulting services and invoiced Libra Wellness for the amount of $4,500.

On June 22, 2015, the Company purchased a 4% ownership of Libra Wellness Center, LLC from Lori J Glauser, our COO for $40,000. The $40,000 is to be paid in one installment due no later than April 1, 2016.